Related Parties (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
Summary of remuneration of directors and members of the executive committee
The remuneration of directors and other members of the executive committee was as set forth in the table below.

	06/30/2020			06/30/2021
(amounts in thousands of euros)	Salary / fees	Retirement benefits	Share based payments	Salary / fees	Retirement benefits	Share based payments
Executive officers / VP and qualified person	639	11	171	593	11	254
Executive committee	593	11	19	764	12	183
Board of directors	147	0	29	153	—	1
Total	1,379	22	219	1,510	23	438